Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities
Regulatory assets and liabilities arise as a result of the rate-setting process. Hydro One has recorded the following regulatory assets and liabilities:

As at December 31 (millions of dollars)	2021	2020
Regulatory assets:
Deferred income tax regulatory asset	2,509	2,343
Pension benefit regulatory asset	713	1,660
Deferred tax asset sharing	204	204
Post-retirement and post-employment benefits - non-service cost	125	113
Environmental	122	133
Stock-based compensation	38	41
Foregone revenue deferral	25	63
Conservation and Demand Management (CDM) variance	8	16
Debt premium	7	12
Post-retirement and post-employment benefits	—	59
Other	36	32
Total regulatory assets	3,787	4,676
Less: current portion	(226)	(105)
	3,561	4,571

Regulatory liabilities:
Tax rule changes variance	86	70
Retail settlement variance account	58	92
External revenue variance	52	7
Earnings sharing mechanism deferral	42	37
Asset removal costs cumulative variance	36	19
Post-retirement and post-employment benefits	33	—
Pension cost differential	30	31
Green energy expenditure variance	13	22
Deferred income tax regulatory liability	4	4
Other	18	15
Total regulatory liabilities	372	297
Less: current portion	(10)	(66)
	362	231